DEPOSITS (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Deposits [Abstract]
Time deposits in denominations of $250,000 or more	$ 36,566	$ 41,800
Interest expense on time deposits	2,232	1,916
Brokered deposits	29,485	31,983
Overdraft deposits	$ 45	$ 44